Credit Facilities, Long-Term Debt and Lease Liabilities - Amounts Outstanding (Details) $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 06, 2021	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 3,267				$ 3,361
Less: current portion of long-term debt	(837)				(97)
Less: current portion of lease liabilities	(7)				(8)
Total current long-term debt and lease liabilities	(844)				(105)
Credit facilities, long-term debt, and finance lease obligations	2,423				3,256
All Borrowings Except Finance Lease Obligations
Disclosure of detailed information about borrowings [line items]
Carrying value	3,167				3,227
Notional amount	3,198				3,264
Credit facilities
Disclosure of detailed information about borrowings [line items]
Carrying value	0				114
Notional amount					114
7.3% Medium term notes
Disclosure of detailed information about borrowings [line items]
Carrying value	110				109
Notional amount	110				110
6.9% Medium term notes
Disclosure of detailed information about borrowings [line items]
Carrying value	141				140
Notional amount	141				141
Senior notes | U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 700				$ 700
6.5% Senior notes | U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Carrying value	378				380
Notional amount	383				383
0.045 | U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Carrying value	510				506
Notional amount	511				511
Melancthon Wolfe Wind LP bond
Disclosure of detailed information about borrowings [line items]
Carrying value	235				268
Notional amount	237				270
New Richmond Wind LP bond
Disclosure of detailed information about borrowings [line items]
Carrying value	120				127
Notional amount	121				128
Kent Hills Wind LP bond(4)
Disclosure of detailed information about borrowings [line items]
Carrying value	221				230
Notional amount	221				233
Windrise Wind LP bond
Disclosure of detailed information about borrowings [line items]
Carrying value	171				0
Notional amount	173				0
Interest rate				3.41%
Pingston bond
Disclosure of detailed information about borrowings [line items]
Carrying value	45				45
Notional amount	45				45
TAPC Holdings LP bond (Poplar Creek)
Disclosure of detailed information about borrowings [line items]
Carrying value	102				111
Notional amount	104				113
TEC Hedland PTY Ltd bond | Australia, Dollars
Disclosure of detailed information about borrowings [line items]
Carrying value	732				772
Notional amount	742				782
South Hedland Bond | Australia, Dollars
Disclosure of detailed information about borrowings [line items]
Carrying value			$ 800				$ 800
TransAlta OCP LP bond
Disclosure of detailed information about borrowings [line items]
Carrying value	263				284
Notional amount	265				287
Big Level & Antrim | U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Carrying value	106				112
Notional amount	112	88			119	94
Lakeswind | U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Carrying value	18				22
Notional amount	18	14			22	16
North Carolina Solar | U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Carrying value	11				0
Notional amount	11	$ 9			0	$ 0
Other
Disclosure of detailed information about borrowings [line items]
Carrying value	4				7
Notional amount	4				6
Finance lease obligation
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 100				$ 134
Weighted average | Credit facilities
Disclosure of detailed information about borrowings [line items]
Interest rate					2.70%	2.70%	2.70%
Weighted average | 7.3% Medium term notes
Disclosure of detailed information about borrowings [line items]
Interest rate	7.30%	7.30%	7.30%		7.30%	7.30%	7.30%
Weighted average | 6.9% Medium term notes
Disclosure of detailed information about borrowings [line items]
Interest rate	6.90%	6.90%	6.90%		6.90%	6.90%	6.90%
Weighted average | 6.5% Senior notes | U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Interest rate	6.50%	6.50%	6.50%		6.50%	6.50%	6.50%
Weighted average | 0.045 | U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Interest rate	4.50%	4.50%	4.50%		4.50%	4.50%	4.50%
Weighted average | Melancthon Wolfe Wind LP bond
Disclosure of detailed information about borrowings [line items]
Interest rate	3.80%	3.80%	3.80%		3.80%	3.80%	3.80%
Weighted average | New Richmond Wind LP bond
Disclosure of detailed information about borrowings [line items]
Interest rate	4.00%	4.00%	4.00%		4.00%	4.00%	4.00%
Weighted average | Kent Hills Wind LP bond(4)
Disclosure of detailed information about borrowings [line items]
Interest rate	4.50%	4.50%	4.50%		4.50%	4.50%	4.50%
Weighted average | Windrise Wind LP bond
Disclosure of detailed information about borrowings [line items]
Interest rate	3.40%	3.40%	3.40%		0.00%	0.00%	0.00%
Weighted average | Pingston bond
Disclosure of detailed information about borrowings [line items]
Interest rate	3.00%	3.00%	3.00%		3.00%	3.00%	3.00%
Weighted average | TAPC Holdings LP bond (Poplar Creek)
Disclosure of detailed information about borrowings [line items]
Interest rate	4.40%	4.40%	4.40%		4.50%	4.50%	4.50%
Weighted average | TEC Hedland PTY Ltd bond | Australia, Dollars
Disclosure of detailed information about borrowings [line items]
Interest rate	4.10%	4.10%	4.10%		4.10%	4.10%	4.10%
Weighted average | TransAlta OCP LP bond
Disclosure of detailed information about borrowings [line items]
Interest rate	4.50%	4.50%	4.50%		4.50%	4.50%	4.50%
Weighted average | Big Level & Antrim | U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Interest rate	6.60%	6.60%	6.60%		6.60%	6.60%	6.60%
Weighted average | Lakeswind | U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Interest rate	10.50%	10.50%	10.50%		10.50%	10.50%	10.50%
Weighted average | North Carolina Solar | U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Interest rate	7.30%	7.30%	7.30%		0.00%	0.00%	0.00%
Weighted average | Other
Disclosure of detailed information about borrowings [line items]
Interest rate	5.90%	5.90%	5.90%		5.90%	5.90%	5.90%